Leases - Future undiscounted lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 5,762
2023	4,030
2024	936
2025	393
Lease Payment Obligation
2022	5,762
2023	4,030
2024	936
2025	393
Total undiscounted lease payments	11,121
Sublease Income
2022	(349)
2023	(349)
2024	(349)
2025	(204)
Total undiscounted lease payments	(1,251)
Net Lease Obligation
2022	5,413
2023	3,681
2024	587
2025	189
Total undiscounted lease payments	9,870
Total undiscounted lease payments	11,121
Less: Imputed interest	595
Present value of future lease payments	10,526
Operating lease liabilities, current	5,367	$ 3,536
Operating lease liabilities, noncurrent	$ 5,159	$ 8,824